Note 14 - Share-based Payments (Details Textual)		12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015
Statement Line Items [Line Items]
Option life, share options granted		3	3	1.57
Weighted average remaining contractual life of outstanding share options	2.77	2.26	2.77	0.86	1.35
Share-based payment arrangements, option vesting percentage		25.00%
Share-based payment arrangements, option vesting period		270 days		270 days
Share-based payment arrangements, option vesting period, required period before vesting begins		90 days
Risk free interest rate, share options granted		2.19%	1.39%	0.44%
Expected dividend, share options granted		$ 0	$ 0	$ 0
Expected volatility, share options granted		98.00%	97.00%	107.00%
Forfeiture rate, share options granted		0.00%	0.00%	0.00%
Weighted average share price, share options granted		$ 0.07	$ 0.20	$ 0.70
Exercise price, share options granted		0.07	0.21	0.69
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted	$ 0.12	0.0436	0.12	0.26
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	0.23	0.23	0.23	0.24
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 0.20	$ 0.07	$ 0.20	$ 0.14
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	7,105,838		7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares	5.00%		5.00%
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
Stock options vested immediately [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares			1,995,000
Stock options will vest upon achievements of non-market conditions [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares			185,000
Stock options that will vest quarterly over 3 years [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting period			3 years
Share-based payment arrangements, option vesting period, required period before vesting begins			90 days
Share-based payment arrangement, Options, Vested, Number of Shares | shares			1,832,000